Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,126	$ 2,861
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
At Cost	22,577	21,166
less: Accumulated depreciation	(21,451)	(18,305)
Property, plant and equipment, net	$ 1,126	$ 26,611